Employee benefits, Plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Plan assets [Abstract]
Balance at beginning of period	$ 176,606	$ 175,560
Plan contributions	7,617	8,840
Interests on plan assets	(208)	(225)
Miscellaneous	0	80
Balance at end of period	151,481	176,606
Plan Assets [Member]
Plan assets [Abstract]
Balance at beginning of period	3,126	2,699
Expected return on assets	310	202
Plan contributions	7,617	8,840
Benefits paid	(7,617)	(8,840)
Interests on plan assets	208	225
Miscellaneous	(614)	0
Balance at end of period	$ 3,030	$ 3,126